Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information (Details Textual) $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Customer One [Member]
Revenues, Total	$ 11.3	$ 9.7	$ 10.6
Customer Two [Member]
Revenues, Total			$ 8.7
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk, Number of Customers	1	1	2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk, Percentage	19.10%	17.60%	14.90%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk, Percentage			12.20%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk, Number of Customers			2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration Risk, Percentage	9.50%	11.50%	9.60%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk, Percentage		5.10%	5.70%
Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk, Number of Customers		1
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | UNITED STATES
Concentration Risk, Percentage	82.00%	81.00%	82.00%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | Non-US [Member]
Concentration Risk, Percentage	18.00%	19.00%	18.00%